General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. The Company is still in its development stage and at an early stage of generating revenues. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s ordinary shares, par value NIS 0.01 per share (“Ordinary Shares”), and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively (see Note 4a below).

The Company’s revenues were derived from:

1)	The sales of business-to-consumer (“B2C”) products, the “Mudra Band” and the “Mudra Link”.

2)	The sales of business-to-business Mudra development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

3)	The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In the six months ended June 30, 2025, and June 30, 2024, most of the Company’s revenues were derived from the sales of Mudra Band and Mudra Link to B2C customers.

b.	In 2018, the Company established a wholly owned subsidiary in the United States for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. – which commenced its operations in 2020.

c.

In October 2024, the Company effected a one-for-twenty (1-for-20) reverse stock split of its Ordinary Shares (the “October Reverse Split”). As a result of the October Reverse Split, every twenty (20) Ordinary Shares issued and outstanding were combined into one Ordinary Share. All outstanding securities entitling their holders to purchase Ordinary Shares, including options and warrants were adjusted as a result of the October Reverse Split, as required by the terms of those securities. The October Reverse Split changed the par value of the Ordinary Shares from NIS 0.01 to zero par value. On March 17, 2025, the Company effectuated an additional 1-for-4 reverse share split of its issued and outstanding Ordinary Shares (the “March Reverse Split”). The March Reverse Split did not change the number of shares authorized for issuance.

All share amounts, share prices, and exercise prices have been adjusted retroactively within these financial statements to reflect the Reverse Share Splits.

d.	On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas and the Israeli military began to call-up reservists for active duty. As of September 9, 2025, the hostilities have continued.

Following the attack by Hamas on Israel’s southern border, Hezbollah, a terrorist organization in Lebanon, has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon, and in October 2024, the Israeli military initiated a ground operation in Lebanon, primarily near the Israel-Lebanon border. As of the end of November 2024, Israel entered into a ceasefire agreement with Hezbollah, but there are no guarantees as to whether the agreement will hold or whether further hostilities will resume.

In June 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. As of September 9, 2025, there is a ceasefire between Israel and Iran, but hostilities between Israel and Iran may further escalate, with both sides launching attacks against one another. In addition, during the two-week fighting with Iran in June 2025, Israel closed its airspace and ceased all port activity related to commercial shipments.

Further, many Israeli citizens are obligated to perform several days, and in some cases, more, of annual military reserve duty each year until they reach the age of 40 (or older for certain reservists) and, in the event of a military conflict, may be called to active duty. As of September 9, 2025, these events have had no material impact on the Company’s operations.

e.	On November 25, 2022, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per ordinary share for the previous 30 consecutive business days. On May 23, 2023, the Company received a notification letter from Nasdaq that the Company had been granted an additional 180-day compliance period, or until November 20, 2023, to regain compliance with Nasdaq’s minimum bid price rule. On June 9, 2023, the Company received a written notice from Nasdaq Stock Market LLC, indicating that it has regained compliance with the minimum bid price requirement. On October 24, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per ordinary share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until April 22, 2024, to regain compliance with the minimum bid requirement. Since the Company did not regain compliance with the minimum bid price requirement by April 22, 2024, it applied for an additional 180-calendar day grace period. On April 23, 2024, Nasdaq granted the Company an additional 180-day compliance period, or until October 21, 2024, to regain compliance with Nasdaq’s minimum bid price rule. On October 10, 2024, the October Reverse Split at the ratio of 1:20 became effective. As a result, the Company was informed by Nasdaq on October 28, 2024 that the Company had regained compliance.

On January 16, 2025, the Company received a written notification from Nasdaq, which stated that the Company was no longer in compliance with the minimum stockholders’ equity requirement for continued listing on Nasdaq, due to the Company’s failure to maintain a minimum of $2.5 million in stockholders’ equity.

The Company’s stockholders’ equity was approximately $1.7 million as of June 30, 2024. In accordance with Nasdaq rules, on February 5, 2025, the Company submitted a plan to regain compliance. On April 4, 2025, the Company received a letter notifying that the Company has regained compliance with listing Nasdaq Rule 5550(b)(1), and the matter was subsequently closed.

f.	Going Concern:

The accompanying interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of September 9, 2025, the Company is still at its development stage and at an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. In September 2022, the Company completed an initial public offering (the “IPO”) in the United States whereby it listed it Ordinary Shares on Nasdaq and raised net proceeds of $13.3 million. In November 2023, the Company completed a secondary offering and raised net proceeds of $1.7 million.

In June 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”). During 2024, the Company issued 307,175 Ordinary Shares pursuant to SEPA for net proceeds of $4.4 million. In June 2024, the Company received an initial pre-paid advance of $2 million in connection with the execution of the SEPA, which was fully repaid by February 2025.

In November 2024, the Company completed a registered direct offering and raised net proceeds of $1.58 million.

On January 30, 2025, the Company announced the closing of best efforts public offering. The Company received aggregate net proceeds of approximately $2.2 million, assuming no exercise of the warrants (see also Note 4.a.(4)).

On April 29, 2025, the Company entered into an inducement offer letter agreement with a single institutional investor, pursuant to which the investor agreed to exercise warrants that had been issued in connection with the Company’s registered direct offering and concurrent private placement completed in November 2024, and the best efforts public offering completed in January 2025 (see also notes 4.a.(4) and 4.a.(5)) in which the warrant exercise resulted in gross proceeds to the Company of approximately $1.2 million (see also Note 4.a.(5)).

As of June 30, 2025, the Company had incurred accumulated losses of $32.8 million and expects to continue to fund its operations through fundings, such as issuances of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, the Company’s dependency on external funding for its operations raises a substantial doubt about the Company’s ability to continue as a going concern. The interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.